Income Tax (Components of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Income Tax
National tax, Current		187,277,000,000	175,628,000,000	513,390,000,000
National tax, Deferred		(255,379,000,000)	26,765,000,000	(61,888,000,000)
National tax, tax expense (benefit) recognized under ASC 740		344,564,000,000	(13,771,000,000)	(38,914,000,000)
Total national income tax expense		276,462,000,000	188,622,000,000	412,588,000,000
Local tax, Current		18,728,000,000	17,562,000,000	51,339,000,000
Local tax, Deferred		(25,538,000,000)	2,677,000,000	(6,189,000,000)
Local tax, Tax expense (benefit) recognized under ASC 740		34,456,000,000	(1,377,000,000)	(3,891,000,000)
Total local income tax expense		27,646,000,000	18,862,000,000	41,259,000,000
Total income tax expense	$ 268,980,000	304,108,000,000	207,484,000,000	453,847,000,000